PRUDENTIAL FLEXGUARD INCOME

SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)

Issued by

PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated June 16, 2025

To

Prospectus dated May 1, 2025

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information

This Supplement describes certain changes and updates to your Prospectus.

1.	Effective July 1, 2025, in the “Investment Options” section of the Prospectus, the last sentence of the sixth paragraph is revised and restated as follows:

“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional Index Strategies, 1-year Step Rate Plus Index Strategies and 1-year Enhanced Cap Rate* Index Strategies are available.”

*Enhanced Cap Rate Index Strategies are only available on annuities with an Application Sign Date on or after July 1, 2024.

2.	Effective July 1, 2025, in the “Index Linked Variable Income Benefit” section of the Prospectus, the third sentence of the third paragraph is revised and restated as follows:

“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional Index Strategies, 1-year Step Rate Plus Index Strategies and 1-year Enhanced Cap Rate* Index Strategies are available so you may have to reallocate to those available Strategies.”

*Enhanced Cap Rate Index Strategies are only available on annuities with an Application Sign Date on or after July 1, 2024.

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3.	Effective July 1, 2025, in the “General Description of Contracts” section of the Prospectus, the second paragraph of the “TRANSFER AND REALLOCATION GUIDELINES – ANNUITIES WITH AN APPLICATION SIGN DATE ON OR AFTER DECEMBER 15, 2022” subsection is revised and restated as follows:

“During the Income Stage, you may only allocate to the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional Index Strategies, 1-year Step Rate Plus Index Strategies and 1-year Enhanced Cap Rate* Index Strategies and may not allocate to any Variable Subaccount.”

*Enhanced Cap Rate Index Strategies are only available on annuities with an Application Sign Date on or after July 1, 2024.

4.	Effective July 1, 2025, in the “General Description of Contracts” section of the Prospectus, the second paragraph of the “TRANSFER AND REALLOCATION GUIDELINES – ANNUITIES WITH AN APPLICATION SIGN DATE PRIOR TO DECEMBER 15, 2022” subsection is revised and restated as follows:

“During the Income Stage, you may only allocate to the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional Index Strategies and 1-year Step Rate Plus Index Strategies and may not allocate to any Variable Subaccount.”

5.	Effective July 1, 2025, in the “Overview of the Contract” section of the Prospectus in the “Benefit” subsection, the third sentence is revised and restated as follows:

“Once Income Withdrawals begin your Index Strategies are limited to the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional Index Strategies, 1-year Step Rate Plus Index Strategies and 1-year Enhanced Cap Rate* Index Strategies.”

*Enhanced Cap Rate Index Strategies are only available on annuities with an Application Sign Date on or after July 1, 2024.

If you have any questions or would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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